SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Schedule of Exchange Rates) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenue	$ 9,842	$ 715,288
White Label Solutions [Member]
Product Information [Line Items]
Revenue	1,884	704,443
Matchroom Miniapp Solutions [Member]
Product Information [Line Items]
Revenue	$ 7,958	$ 10,845